CONSOLIDATED BALANCE SHEET - USD ($)	Nov. 30, 2020	Aug. 31, 2020	Aug. 31, 2019
Current
Cash and cash equivalents	$ 525,341	$ 1,293,749	$ 1,285,147
Marketable securities (Note 19)	43,731	19,321	64,214
Accounts receivable (Note 7)	427,330	313,925	273,145
Inventory (Note 8)	125,963	116,871	127,396
Prepaid expenses and deposit (Note 18)	136,016	182,095	68,927
Current assets from discontinued operations (Note 21)	49,333	105,250
Total Current Assets	1,307,714	1,925,961	1,818,829
Non-current assets, net
Lease right of use	118,193	126,920	0
Intellectual Property (Note 9)	296,058	292,000	265,127
Property & equipment (Note 10)	452,355	483,357	591,263
Total Non-current Assets	866,606	902,277	856,390
TOTAL ASSETS	2,174,320	2,828,238	2,675,219
Current
Accounts payable and accrued liabilities (Note 11)	83,095	86,920	136,411
Deferred revenue (Note 14)	35,500	44,255
Due to related party (Note 15)	87,185	58,704	48,096
Lease current (Note 17)	36,695	36,038	0
Current liabilities from discontinued operations (Note 21)	0	250
Total Current Liabilities	242,475	225,917	184,507
Long Term
Lease long term(Note 17)	79,969	89,393
Loan payable	30,852	30,670
Total Long Term Liabilities	110,821	120,063
TOTAL LIABILITIES	353,296	345,980	184,507
STOCKHOLDERS' EQUITY
Share capital (Note 12) Authorized: 220,000,000 common voting shares with a par value of $0.001 per share Issued and outstanding:90,044,312 common shares at August 31, 2020 and 78,787,134 common shares at August 31, 2019	3,001	90,044	78,787
Additional paid-in capital (Note 12, 13)	30,373,285	30,237,355	26,172,453
Deficit	(28,498,226)	(27,802,198)	(23,868,202)
Equity attributable to shareholders of the Company	1,878,060	2,525,201	2,383,038
Non-Controlling Interest	(57,036)	(42,943)	107,674
Total Stockholders' Equity	1,821,024	2,482,258	2,490,712
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,174,320	$ 2,828,238	$ 2,675,219